Long-Term Debt (Details) (USD $)	12 Months Ended																			12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Former second lien term loan	Dec. 31, 2012 Former second lien term loan Maximum	Dec. 31, 2012 Former second lien term loan Minimum	Dec. 31, 2012 Former second lien term loan 1st through the 24th month	Dec. 31, 2012 Former second lien term loan 25th through the 36th month	Dec. 31, 2012 Former second lien term loan 37th and each succeeding month	Dec. 31, 2012 Former second lien term loan Applicable Margin for Eurodollar Loans Eurodollar rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Eurodollar Loans LIBOR	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans Base Rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans Prime rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans Federal funds rate	Dec. 31, 2012 Former second lien term loan Applicable Margin for Base Rate Loans LIBOR	Dec. 31, 2012 Former second lien term loan September 5, 2012 through December 31, 2013 Applicable Margin for Eurodollar Loans	Dec. 31, 2012 Former second lien term loan September 5, 2012 through December 31, 2013 Applicable Margin for Base Rate Loans	Dec. 31, 2012 Former second lien term loan January 1, 2014 through December 31, 2014 Applicable Margin for Eurodollar Loans	Dec. 31, 2012 Former second lien term loan January 1, 2014 through December 31, 2014 Applicable Margin for Base Rate Loans	Dec. 31, 2012 Former second lien term loan January 1, 2015 through December 31, 2015	Dec. 31, 2012 Former second lien term loan January 1, 2015 through December 31, 2015 Applicable Margin for Eurodollar Loans	Dec. 31, 2012 Former second lien term loan January 1, 2015 through December 31, 2015 Applicable Margin for Base Rate Loans	Dec. 31, 2012 Former second lien term loan January 1, 2016 and thereafter Applicable Margin for Eurodollar Loans	Dec. 31, 2012 Former second lien term loan January 1, 2016 and thereafter Applicable Margin for Base Rate Loans	Dec. 31, 2012 Athlon Credit Agreement	Sep. 05, 2012 Athlon Credit Agreement	Dec. 31, 2012 Athlon Credit Agreement Maximum	Dec. 31, 2012 Athlon Credit Agreement Minimum	Dec. 31, 2012 Athlon Credit Agreement Less than .50 to 1 Maximum	Dec. 31, 2012 Athlon Credit Agreement Greater than or equal to .50 to 1 but less than .75 to 1 Maximum	Dec. 31, 2012 Athlon Credit Agreement Greater than or equal to .50 to 1 but less than .75 to 1 Minimum	Dec. 31, 2012 Athlon Credit Agreement Greater than or equal to .75 to 1 but less than .90 to 1 Maximum	Dec. 31, 2012 Athlon Credit Agreement Greater than or equal to .75 to 1 but less than .90 to 1 Minimum	Dec. 31, 2012 Athlon Credit Agreement Greater than or equal to .90 to 1 Minimum	Dec. 31, 2012 Athlon Credit Agreement 1st through the 24th month	Dec. 31, 2012 Athlon Credit Agreement 25th through the 36th month	Dec. 31, 2012 Athlon Credit Agreement 37th and each succeeding month	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Eurodollar Loans Eurodollar rate	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Eurodollar Loans Base Rate	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Eurodollar Loans LIBOR	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Eurodollar Loans Less than .50 to 1	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Eurodollar Loans Greater than or equal to .50 to 1 but less than .75 to 1	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Eurodollar Loans Greater than or equal to .75 to 1 but less than .90 to 1	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Eurodollar Loans Greater than or equal to .90 to 1	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans Prime rate	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans Federal funds rate	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans One-month Eurodollar rate	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans LIBOR	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans Less than .50 to 1	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans Greater than or equal to .50 to 1 but less than .75 to 1	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans Greater than or equal to .75 to 1 but less than .90 to 1	Dec. 31, 2012 Athlon Credit Agreement Applicable Margin for Base Rate Loans Greater than or equal to .90 to 1
Long-term debt
Aggregate amount of term loans				$ 125,000,000
Outstanding loans	362,000,000		125,000,000																					237,000,000
Reduction in borrowing base (as a percent)																									20.00%
Threshold borrowings under the Second Lien considered for determination of reduction in the borrowing base																									100,000,000
Maximum amount committed by lender																								700,000,000
Current borrowing base																								275,000,000	245,000,000
Outstanding borrowings																								237,000,000
Remaining borrowing base																								38,000,000
Outstanding letters of credit																								0
Commitment Fee (as a percent)																								0.50%
Ratio of Outstanding Borrowings to Borrowing Base																												0.50	0.75	0.50	0.90	0.75	0.90
Applicable Margin (as a percent)													0.50%	1.00%	6.50%	5.50%	6.75%	5.75%		7.00%	6.00%	7.25%	6.25%																	2.00%	2.25%	2.50%	2.75%		0.50%	1.00%		1.00%	1.25%	1.50%	1.75%
Variable interest rate base									Eurodollar rate	LIBOR	Base Rate	prime rate	Federal fund	LIBOR																							Eurodollar rate	Base Rate	LIBOR					prime rate	Federal fund	Eurodollar rate	LIBOR
Constant rate used in denominator calculation of Eurodollar rate									1.00
Pre-payment fee percentage																			1.00%
Projected Production from Proved Developed Producing Reserves (as a percent)						90.00%	85.00%	85.00%																										90.00%	85.00%	85.00%
Projected Production from Proved Reserves (as a percent)						65.00%	50.00%	0.00%																										65.00%	50.00%	0.00%
Current ratio					1.0																						1.0
Consolidated funded debt to consolidated Adjusted EBITDA ratio				4.5																						4.0
Ratio of present value of total proved reserves discounted at 10% to consolidated funded debt					1.5
Discount rate (as a percent)	10.00%		10.00%
Long-Term Debt Maturities
Total	362,000,000		125,000,000																					237,000,000
2017	$ 362,000,000		$ 125,000,000																					$ 237,000,000
Weighted-average interest rate (as a percent)	4.30%	3.80%